Leases (Details) - Schedule of Store Lease Detail Information	12 Months Ended
	Apr. 30, 2023		Dec. 31, 2008
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	Lease Term Due
Maison Monrovia [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	August 31, 2055 (with extension)	[1]	August 31, 2055 (with extension)	[2]
Maison San Gabriel [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	November 30, 2030		November 30, 2030
Maison El Monte [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	July 14, 2028		July 14, 2028
Maison Monterey Park [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	May 1, 2028		May 1, 2028
Maison Monrovia One [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	January 1, 2028		January 1, 2028
Maison San Gabriel One [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	January 1, 2028		January 1, 2028
Maison Monterey Park One [Member]
Leases (Details) - Schedule of Store Lease Detail Information [Line Items]
Lease Term Due	August 1, 2027		August 1, 2027

[1]	On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease, and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease, the ROU and lease liability of this lease increased by $3.62 million for each.
[2]	On April 1, 2023, the Company renewed lease of Maison Monrovia for additional five years with new monthly based rent of $40,000 for first year and 3% increase for each of the next four years. On July 6, 2023, the Company and the lessor entered an amendment to lease and the lessor will provide monthly basic rent abatement of $5,000 from August 1, 2023 through March 31, 2024, $2,500 from April 1, 2024 through March 31, 2025, and $1,000 from April 1, 2025 through March 31, 2026. As a result of increased monthly base rent, the Company remeasured the lease and found the ROU and lease liability of this lease increased by $3.62 million for each.